Commitments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitments
44	Commitments

(a)	The Group had the following capital commitments at the end of the reporting period:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Contracted for:
— Aircraft, engines and flight equipment (note i)	24,922	37,277
— Other property, plant and equipment	2,980	3,646
— Investments	2,163	1,335

	30,065	42,258

Note:

(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts were expected to be paid as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within one year	9,530	13,542
In the second year	8,018	13,692
In the third year	7,374	7,109
Over three years	—	2,934

	24,922	37,277

The above capital commitments represent the future outflows of cash or other resources.

(ii)
On March 11, 2019, the Civil Aviation Administration of China ordered all domestic airlines to ground all
737MAX-8
aircraft. The Group has certain
737MAX-8
aircraft on order as at December 31, 2021 and has not taken delivery of any
737MAX-8
aircraft since the grounding.

In 2021, certain progress was reached in our follow-on negotiations with Boeing for the B737 MAX fleet. Any cash received will be accounted for as an adjustment to the purchase price of current and future deliveries and will flow through consolidated statement of operations as reduced depreciation expense over the life of the aircraft, and as cash proceeds from investing activities on the consolidated statement of cash flow.

(b)
The Group has various lease contracts that have not yet commenced as at December 31, 2021. The future lease payments for these non-cancellable
lease contracts are RMB283 million (2020: RMB62 million) due within one year, RMB2,006 million (2020: RMB123million) due in the second to fifth years and RMB3,730 million due over five years (2020: nil)

(c)	As at December 31, 2021, lease commitments for short-term leases amounted to RMB59 million (2020: RMB130 million).